Note 15 - Share-based Compensation and Employee Benefit Plans - Changes in Nonvested Restricted Stock Awards Outstanding (Details) - Restricted Stock [Member] - $ / shares	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 24, 2017	Mar. 31, 2018	Mar. 25, 2017
Non-Vested at March 25, 2017 (in shares)	299,950	0	0	0
Non-Vested at March 25, 2017 (in dollars per share)	$ 0.65	$ 0	$ 0	$ 0
Granted, Shares (in shares)	0	0	586,950	44,500
Granted, Weighted average fair value (in dollars per share)			$ 0.66	$ 0.66
Vested, Shares (in shares)	(37,500)		(51,000)	(44,500)
Vested, Weighted average fair value (in dollars per share)	$ 0.39		$ 0.60	$ 0.66
Forfeited or cancelled (in shares)			(236,000)	0
Forfeited or cancelled (in dollars per share)			$ 0.68	$ 0
Vested, Weighted average fair value (in dollars per share)	$ (0.39)		(0.60)	(0.66)
Forfeited or cancelled, Weighted average fair value (in dollars per share)			$ (0.68)	$ 0
Non-Vested at March 31, 2018 (in shares)	262,450		299,950	0
Non-Vested at March 31, 2018 (in dollars per share)	$ 0.68		$ 0.65	$ 0